Vanguard® Institutional Short-Term Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (15.1%)
U.S. Government Securities (13.7%)
	United States Treasury Note/Bond	4.625%	2/28/26	109,100	109,543
	United States Treasury Note/Bond	0.750%	4/30/26	50,000	47,758
	United States Treasury Note/Bond	4.875%	4/30/26	78,200	78,811
[1]	United States Treasury Note/Bond	0.750%	5/31/26	100,000	95,234
	United States Treasury Note/Bond	4.875%	5/31/26	91,606	92,365
	United States Treasury Note/Bond	4.625%	6/30/26	73,000	73,399
	United States Treasury Note/Bond	4.500%	7/15/26	60,000	60,216
	United States Treasury Note/Bond	0.625%	7/31/26	50,000	47,250
	United States Treasury Note/Bond	4.375%	7/31/26	80,000	80,150
	United States Treasury Note/Bond	4.375%	8/15/26	77,000	77,144
	United States Treasury Note/Bond	0.750%	8/31/26	23,000	21,721
					783,591
Conventional Mortgage-Backed Securities (1.4%)
[2,3]	Fannie Mae Pool	1.120%	12/1/27	18,600	16,810
[2,3]	Fannie Mae Pool	1.530%	5/1/27	5,766	5,378
[2,3]	Fannie Mae Pool	2.170%	3/1/27	8,700	8,271
[2,3]	Fannie Mae Pool	2.220%	2/1/27	11,266	10,747
[2,3]	Fannie Mae Pool	2.840%	9/1/27	10,951	10,459
[2,3]	Fannie Mae Pool	3.790%	1/1/29	3,800	3,671
[2,3]	Fannie Mae Pool	4.700%	7/1/28	2,400	2,400
[2,3]	Fannie Mae Pool	5.090%	11/1/28	3,700	3,746
[2,3]	Freddie Mac Gold Pool	1.050%	10/1/27	14,800	13,425
[2,3]	Freddie Mac Gold Pool	1.180%	5/1/27	4,320	3,999
					78,906
Total U.S. Government and Agency Obligations (Cost $861,874)					862,497
Asset-Backed/Commercial Mortgage-Backed Securities (47.7%)
[2]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	5,930	5,874
[2]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	13,520	13,650
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	2,900	2,937
[2]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	2,380	2,391
[2]	Ally Auto Receivables Trust Series 2024-2	4.140%	7/16/29	6,730	6,683
[2]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/30	3,720	3,659
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/32	1,495	1,512
[2,4]	Ally Bank Auto Credit-Linked Notes Series 2024-B	4.970%	9/15/32	2,640	2,644
[2]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	24,690	24,863
[2]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	19,210	19,547
[2]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	24,030	24,545
[2,4]	American Heritage Auto Receivables Trust Series 2024-1A	4.900%	9/17/29	3,350	3,353
[2,4]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/30	1,890	1,888
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	12,730	12,865
[2,4]	AMSR Trust Series 2024-SFR2	4.150%	11/17/41	7,170	6,840
[2,4]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	3,650	3,631
[2,4]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	3,700	3,745
[2,4]	Aventura Mall Trust Series 2018-AVM	4.112%	7/5/40	660	635
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	5,310	5,412
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	4,500	4,595
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	11,410	11,830
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	15,890	16,110
[2,4]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	6,180	6,219
[2]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	22,360	22,459
[2]	BANK Series 2017-BNK6	3.254%	7/15/60	412	396
[2]	BANK Series 2017-BNK6	3.518%	7/15/60	420	405
[2]	BANK Series 2017-BNK7	3.435%	9/15/60	280	269
[2]	BANK Series 2017-BNK8	3.488%	11/15/50	1,280	1,202
[2]	BANK Series 2018-BNK10	3.641%	2/15/61	231	228
[2]	BANK Series 2018-BNK15	4.407%	11/15/61	220	215
[2]	BANK Series 2019-BNK16	4.005%	2/15/52	520	497
[2]	BANK Series 2019-BNK19	3.183%	8/15/61	470	421
[2]	BANK Series 2019-BNK20	3.011%	9/15/62	100	90
[2]	BANK Series 2019-BNK23	2.920%	12/15/52	1,090	981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BANK Series 2019-BNK24	2.960%	11/15/62	3,150	2,835
[2]	BANK Series 2020-BNK30	1.673%	12/15/53	700	635
[2]	BANK Series 2022-BNK40	3.393%	3/15/64	2,100	1,968
[2]	BANK Series 2024-5YR7	5.769%	6/15/57	5,340	5,463
[2,4]	Bank of America Auto Trust Series 2023-1A	5.530%	2/15/28	7,930	8,009
[2,4]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	5,940	6,014
[2,4]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	5,590	5,691
[2,4]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	3,750	3,805
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	156
[2]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	1,620	1,524
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	460	421
[2]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	2,020	1,967
[2]	BBCMS Mortgage Trust Series 2022-C15	3.684%	4/15/55	1,390	1,311
[2]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	438	434
[2]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	960	989
[2]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/57	830	833
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	1,500	1,438
[2]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	400	387
[2]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,030	917
[2]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	906
[2]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	550
[2]	Benchmark Mortgage Trust Series 2021-B29	2.205%	9/15/54	906	813
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/57	1,700	1,747
[2]	Benchmark Mortgage Trust Series 2024-V8	6.189%	7/15/57	2,870	2,983
[2]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/57	1,110	1,114
[2]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	2,160	2,205
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	1,480	1,556
[2]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/57	1,090	1,110
[2]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	5,270	5,349
[2]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	14,200	14,046
[2]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	3,480	3,524
[2]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/31	5,960	6,019
[2,4]	BPR Trust Series 2023-BRK2	6.899%	10/5/38	1,300	1,337
[2,4]	BX Trust Series 2019-OC11	3.202%	12/9/41	1,540	1,391
[2]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	13,103	12,606
[2]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	9,450	9,451
[2]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	14,330	14,157
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	9,940	9,960
[2]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	19,200	19,544
[2]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	12,700	12,960
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/29	21,910	21,937
[2]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/30	1,790	1,790
[2]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	18,560	17,953
[2]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	11,400	11,280
[2]	CarMax Auto Owner Trust Series 2023-1	4.980%	1/16/29	650	652
[2]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,280	3,298
[2]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	10,830	10,922
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	8,230	8,336
[2]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	12,300	12,634
[2]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	3,700	3,720
[2]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	1,650	1,659
[2]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/29	15,620	15,619
[2]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/30	3,050	3,041
[2]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	595	593
[2]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	2,182	2,164
[2]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,590	5,400
[2]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	5,414	5,391
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/30	6,130	6,117
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/30	7,070	7,031
[2]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	510
[2]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	4,708	4,480
[2]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	250	237
[2]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	1,482	1,426
[2]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	463
[2,4]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/29	6,380	6,429
[2,4]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	3,990	4,026
[2,4]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/29	10,060	10,273
[2,4]	Chase Auto Owner Trust Series 2024-2A	5.550%	1/25/30	840	852
[2,4]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/29	8,120	8,200
[2,4]	Chase Auto Owner Trust Series 2024-4A	4.950%	3/25/30	7,770	7,804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	13,590	13,573
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	1,070	1,061
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	590	567
[2]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	800	771
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	830	806
[2]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	223
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,420	2,207
[2,4]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	10,940	11,150
[2,4]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	2,690	2,710
[2,4]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	10,310	10,442
[2]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	9,390	9,118
[2]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	8,510	8,543
[2]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	3,090	3,096
[2]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	19,280	19,616
[2]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	3,840	3,842
[2]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,500	1,487
[2]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	869
[2]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,179
[2]	CSAIL Commercial Mortgage Trust Series 2019-C17	2.763%	9/15/52	210	191
[2]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	708
[2]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	1,740	1,469
[2,4]	Dell Equipment Finance Trust Series 2024-2	4.590%	8/22/30	4,500	4,497
[2]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	37,090	37,334
[2,4]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	4,240	4,330
[2,4]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	3,250	3,293
[2,4]	DLLST LLC Series 2024-1A	4.930%	4/22/30	1,480	1,481
[2,4,5]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	5.483%	10/25/56	165	165
[2,4]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	95	95
[2,4]	Enterprise Fleet Financing LLC Series 2024-3	4.980%	8/21/28	3,710	3,732
[2,4]	Enterprise Fleet Financing LLC Series 2024-3	5.060%	3/20/31	2,660	2,672
[2,4]	Enterprise Fleet Financing LLC Series 2024-4	4.560%	11/20/28	5,130	5,107
[2,4]	Enterprise Fleet Financing LLC Series 2024-4	4.700%	6/20/31	5,230	5,196
[2,3]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	16,657	16,196
[2,3]	Fannie Mae-Aces Series 2024-M6	2.905%	7/25/27	97,000	93,321
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	13,900	13,555
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	10,675	10,361
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	3,500	3,419
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	12,200	11,926
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	3,754	3,664
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	27,374	26,792
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	8,900	8,657
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	1,550	1,505
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	13,300	12,862
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,025	6,791
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	18,541	17,884
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	25,203	24,299
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	32,357	31,614
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	14,000	13,230
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	5,500	5,086
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	10,600	9,733
[2,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	20,800	18,943
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	13,000	13,210
[2]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	9,630	9,686
[2]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	5,450	5,529
[2]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	13,740	13,867
[2]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	300	305
[2]	Ford Credit Auto Lease Trust Series 2024-A	5.050%	6/15/27	2,710	2,727
[2]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/28	4,470	4,499
[2,4]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	17,480	17,166
[2]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	8,900	8,857
[2]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	8,570	8,658
[2,4]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	22,040	22,128
[2,4]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	9,010	9,174
[2]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	18,480	18,457
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	16,610	16,754
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	4,850	4,899
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	9,440	9,605
[2,4]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	10,080	10,096
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	4,700	4,741
[2]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	8,630	8,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.610%	8/15/29	25,280	25,298
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.660%	9/15/30	3,120	3,121
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/30	2,730	2,730
[2,4]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	17,330	17,413
[2,4]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	20,580	20,862
[2,4]	Ford Credit Floorplan Master Owner Trust A Series 2024-3	4.300%	9/15/29	20,090	19,882
[2,4]	Ford Credit Floorplan Master Owner Trust A Series 2024-4	4.400%	9/15/31	14,100	13,849
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	13,020	12,645
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	13,910	13,700
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	8,270	8,319
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	3,330	3,334
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	12,085	12,049
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	12,510	12,645
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	6,970	7,064
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	8,000	8,135
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	3,040	3,057
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	7,310	7,384
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/30	6,420	6,373
[2,4]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	15,710	15,893
[2,4]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	17,210	17,834
[2,4]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	6,320	6,374
[2,4]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	14,830	14,997
[2,4]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	10,480	10,673
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/29	17,420	17,594
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	16,400	16,542
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.680%	11/15/28	15,470	15,498
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/28	1,810	1,812
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.730%	11/15/29	28,220	28,236
[2,4]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/29	2,450	2,448
[2,4]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	21,780	20,604
[2,4]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	4.980%	1/18/28	8,960	9,005
[2,4]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/31	6,190	6,235
[2,4]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/29	7,740	7,790
[2]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	250	239
[2]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	500	450
[2]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	740	664
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	980	849
[2]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,121
[2]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	7,010	7,147
[2,4]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	6,992	6,567
[2]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	14,270	14,410
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	4,820	4,851
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	6,950	6,986
[2]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	8,750	8,850
[2]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	12,180	12,331
[2]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	14,840	15,055
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/29	27,380	27,248
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/30	2,160	2,142
[2,4]	HPEFS Equipment Trust Series 2024-2A	5.360%	10/20/31	3,920	3,959
[2,4]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	4,710	4,776
[2,4]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	2,920	2,938
[2,4]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	5,830	5,900
[2,4]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.620%	4/17/28	4,170	4,172
[2,4]	Hyundai Auto Lease Securitization Trust Series 2024-C	4.970%	2/15/29	2,120	2,121
[2]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	11,190	11,171
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	10,930	11,050
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	3,480	3,530
[2]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	6,980	7,139
[2]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	9,710	9,782
[2]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	4,840	4,875
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/31	4,970	4,931
[2]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	8,660	8,731
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	4,770	4,808
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	866
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	300	295
[2]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	222
[2,4]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	10,320	10,116
[2,4]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	4,560	4,594
[2,4]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	7,440	7,518
[2,4]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	3,450	3,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/28	5,960	6,026
[2,4]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	3,540	3,581
[2,4]	LAD Auto Receivables Trust Series 2024-3A	4.520%	3/15/29	5,210	5,185
[2,4]	LAD Auto Receivables Trust Series 2024-3A	4.600%	12/17/29	2,190	2,168
[2,4]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	5,010	5,058
[2,4]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	6,570	6,625
[2,4]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	9,374	9,120
[2,4]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	8,161
[2,4]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	4,140	4,156
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	4,502	4,475
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	440
[2]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	109	107
[2]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	885
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	350	341
[2]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	550	503
[2,4,5]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	6.298%	3/15/72	1,694	1,704
[2,4]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	3,070	3,104
[2]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	2,270	2,279
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	8,390	8,420
[2]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	12,840	13,016
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/29	7,070	7,042
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/31	2,240	2,221
[2,4]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	4,440	4,476
[2,4]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	20,760	20,871
[2,4]	PFS Financing Corp. Series 2024-D	5.340%	4/15/29	10,280	10,416
[2,4]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	6,550	6,559
[2,4]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	7,430	7,537
[2,4]	Porsche Financial Auto Securitization Trust Series 2024-1A	4.490%	12/22/32	3,580	3,557
[2,4]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	3,937	3,773
[2,4]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	3,802	3,753
[2,4]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	5,090	4,739
[2,4]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	4,420	4,103
[2,4]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	7,100	6,482
[2,4]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/41	16,730	15,339
[2,4]	Progress Residential Trust Series 2024-SFR5	3.000%	8/9/29	4,820	4,389
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2024-A	5.622%	6/15/32	1,000	1,008
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.911%	1/18/33	640	639
[2,4]	Santander Bank Auto Credit-Linked Notes Series 2024-B	4.965%	1/18/33	270	269
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	4,400	4,446
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	350	352
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.550%	9/17/29	2,270	2,300
[2]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/28	9,550	9,539
[2,4]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/28	5,940	5,970
[2,4]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/29	3,110	3,132
[2,4]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	1,870	1,901
[2,4]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/30	2,200	2,204
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	3,040	3,050
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	4,700	4,746
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	2,660	2,691
[2,4]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.600%	11/20/31	5,780	5,754
[2,4]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	95	94
[2,4]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	274	270
[2,4]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	562	552
[2,4]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	42	41
[2,4]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	35	35
[2]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	27,540	28,063
[2]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	21,890	22,062
[2]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/30	32,230	32,438
[2,4]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	5,540	5,610
[2,4]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	8,790	8,874
[2,4]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	3,150	3,189
[2,4]	T-Mobile US Trust Series 2024-2A	4.250%	5/21/29	12,670	12,578
[2,4]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	13,400	13,168
[2,4]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	5,940	5,991
[2,4]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	2,610	2,650
[2]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	12,010	11,819
[2]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	10,960	10,828
[2]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	13,400	13,582
[2]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	7,690	7,667
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	17,310	17,363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	17,330	17,349
[2]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	3,120	3,152
[2]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	2,910	2,917
[2]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	3,910	3,974
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/29	11,090	11,057
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/30	2,190	2,171
[2,4]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	10,400	10,535
[2,4]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/28	6,180	6,242
[2,4]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	11,870	12,010
[2,4]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/41	5,720	5,512
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,685	1,620
[2,4]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	75	74
[2,4]	USAA Auto Owner Trust Series 2024-A	4.970%	12/17/29	1,910	1,919
[2,4]	VEGAS Trust Series 2024-TI	5.518%	11/10/39	1,110	1,113
[2]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	16,950	17,110
[2,4]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	5,830	5,955
[2]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	15,560	15,875
[2,4]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	24,290	24,364
[2,4]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	7,520	7,595
[2]	Verizon Master Trust Series 2024-6	4.170%	8/20/30	29,660	29,375
[2]	Verizon Master Trust Series 2024-8	4.620%	11/20/30	31,260	31,231
[2]	Verizon Master Trust Series 2024-8	4.820%	11/20/30	8,050	8,053
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	14,850	14,936
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	6,040	6,078
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/29	36,690	36,767
[2]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/31	2,380	2,381
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	887
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	500
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	181
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	600	576
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,115
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,368
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	870	845
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	226
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	2,290	2,242
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	219	217
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	250	243
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,279
[2]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/29	61,550	61,133
[2]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	13,580	13,174
[2]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	14,430	14,244
[2]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	8,200	8,344
[2]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	10,350	10,358
[2]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	5,610	5,610
[2]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	3,060	3,078
[2]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	6,230	6,400
[2]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	7,390	7,388
[2]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	8,920	9,048
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,718,625)					2,723,967
Corporate Bonds (29.9%)
Communications (0.4%)
	AT&T Inc.	3.800%	2/15/27	1,760	1,726
[4]	NTT Finance Corp.	1.162%	4/3/26	22,891	21,913
					23,639
Consumer Discretionary (2.2%)
[2]	American Honda Finance Corp.	4.950%	1/9/26	6,635	6,647
[2]	American Honda Finance Corp.	5.250%	7/7/26	11,495	11,582
[2]	American Honda Finance Corp.	4.450%	10/22/27	3,125	3,102
[4]	BMW US Capital LLC	4.900%	4/2/27	20,000	20,054
[4]	BMW US Capital LLC	4.600%	8/13/27	6,315	6,282
	General Motors Co.	4.200%	10/1/27	1,590	1,559
	General Motors Co.	6.800%	10/1/27	795	830
	General Motors Financial Co. Inc.	4.350%	1/17/27	4,770	4,714
	General Motors Financial Co. Inc.	2.700%	8/20/27	530	501
[4]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	40,000	40,060
[4]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	4,590	4,623
[4]	Mercedes-Benz Finance North America LLC	4.800%	1/11/27	8,685	8,681
[2,6]	Toyota Finance Australia Ltd.	4.450%	4/6/26	8,660	5,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toyota Motor Credit Corp.	5.000%	3/19/27	4,920	4,962
[2]	Toyota Motor Credit Corp.	4.350%	10/8/27	5,190	5,154
					124,101
Consumer Staples (1.3%)
	BAT Capital Corp.	3.557%	8/15/27	13,760	13,313
	BAT International Finance plc	1.668%	3/25/26	505	486
	General Mills Inc.	3.200%	2/10/27	795	772
	Philip Morris International Inc.	4.875%	2/13/26	47,570	47,707
	Philip Morris International Inc.	4.750%	2/12/27	7,215	7,231
	Philip Morris International Inc.	4.375%	11/1/27	3,160	3,133
	Tyson Foods Inc.	3.550%	6/2/27	610	592
					73,234
Energy (0.6%)
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	11,145	11,202
	Diamondback Energy Inc.	5.200%	4/18/27	1,590	1,605
	Energy Transfer LP	4.750%	1/15/26	1,210	1,209
	Energy Transfer LP	4.000%	10/1/27	755	738
[2]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	10,468	9,926
	ONEOK Inc.	4.000%	7/13/27	5,000	4,909
	ONEOK Inc.	4.250%	9/24/27	850	838
[2]	Petronas Energy Canada Ltd.	2.112%	3/23/28	2,386	2,176
	Targa Resources Partners LP	6.500%	7/15/27	2,150	2,165
	Williams Cos. Inc.	3.750%	6/15/27	1,235	1,203
					35,971
Financials (23.9%)
	AerCap Ireland Capital DAC	2.450%	10/29/26	11,175	10,700
	AerCap Ireland Capital DAC	4.625%	10/15/27	1,450	1,440
	American Express Co.	5.645%	4/23/27	24,450	24,706
	American Express Co.	5.389%	7/28/27	15,850	16,020
	American Express Co.	5.098%	2/16/28	33,380	33,559
	American Express Co.	5.043%	7/26/28	4,133	4,147
	Arthur J Gallagher & Co.	4.600%	12/15/27	1,824	1,817
[2,5,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	5.341%	11/4/25	5,700	3,544
	Banco Santander SA	6.527%	11/7/27	10,000	10,284
[2]	Bank of America Corp.	4.827%	7/22/26	44,610	44,602
[2]	Bank of America Corp.	1.197%	10/24/26	10,000	9,713
	Bank of America Corp.	5.080%	1/20/27	22,347	22,414
[2]	Bank of America Corp.	1.658%	3/11/27	20,000	19,265
	Bank of America Corp.	4.376%	4/27/28	10,000	9,887
[2]	Bank of America Corp.	3.419%	12/20/28	10,500	10,066
	Bank of Montreal	5.300%	6/5/26	9,000	9,081
	Bank of Montreal	5.370%	6/4/27	15,000	15,230
[2]	Bank of New York Mellon Corp.	1.050%	10/15/26	16,400	15,433
	Bank of New York Mellon Corp.	4.947%	4/26/27	19,228	19,302
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	3,420	3,318
	Bank of New York Mellon Corp.	4.890%	7/21/28	20,000	20,068
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	4,430	4,428
	Bank of Nova Scotia	4.750%	2/2/26	15,000	15,009
	Bank of Nova Scotia	1.350%	6/24/26	8,125	7,749
[2]	Bank of Nova Scotia	5.400%	6/4/27	8,830	8,969
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	20,000	20,401
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	6,200	6,030
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	4,000	4,044
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	5,250	5,224
	Cboe Global Markets Inc.	3.650%	1/12/27	13,516	13,267
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,550
	Chubb INA Holdings LLC	3.350%	5/3/26	6,240	6,145
	Citibank NA	4.929%	8/6/26	20,000	20,078
[2]	Citibank NA	5.488%	12/4/26	2,014	2,044
	Citibank NA	4.876%	11/19/27	5,275	5,276
[2,5,6]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.750%	5.176%	8/17/26	10,000	6,214
[4]	Credit Agricole SA	4.631%	9/11/28	1,780	1,757
[4]	Danske Bank A/S	5.427%	3/1/28	16,560	16,700
[4]	F&G Global Funding	1.750%	6/30/26	2,361	2,246
[2]	Goldman Sachs Bank USA	5.283%	3/18/27	25,000	25,145
	Goldman Sachs Group Inc.	3.615%	3/15/28	15,000	14,579
[2]	HSBC Holdings plc	4.292%	9/12/26	1,130	1,124
	HSBC Holdings plc	7.336%	11/3/26	10,000	10,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.887%	8/14/27	19,000	19,266
	HSBC Holdings plc	5.597%	5/17/28	35,000	35,363
	HSBC Holdings plc	5.130%	11/19/28	5,000	4,997
	Intercontinental Exchange Inc.	4.000%	9/15/27	5,000	4,926
	JPMorgan Chase & Co.	1.045%	11/19/26	12,980	12,563
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	10,000	9,912
	JPMorgan Chase & Co.	1.040%	2/4/27	10,000	9,602
	JPMorgan Chase & Co.	1.578%	4/22/27	15,000	14,402
	JPMorgan Chase & Co.	6.070%	10/22/27	21,660	22,166
	JPMorgan Chase & Co.	5.040%	1/23/28	11,000	11,035
	JPMorgan Chase & Co.	5.571%	4/22/28	20,000	20,343
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	20,213	19,626
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	322	302
	JPMorgan Chase & Co.	4.979%	7/22/28	6,416	6,433
	JPMorgan Chase & Co.	4.851%	7/25/28	11,728	11,722
	JPMorgan Chase & Co.	4.505%	10/22/28	17,050	16,897
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	23,260	23,200
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,260	8,171
	Marsh & McLennan Cos. Inc.	4.550%	11/8/27	3,110	3,107
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	4,735	4,687
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	5,000	4,912
[2]	Morgan Stanley	4.350%	9/8/26	1,370	1,360
	Morgan Stanley	6.138%	10/16/26	8,000	8,080
	Morgan Stanley	5.050%	1/28/27	10,120	10,150
[2]	Morgan Stanley	1.512%	7/20/27	3,630	3,454
	Morgan Stanley	2.475%	1/21/28	5,000	4,761
[2]	Morgan Stanley	5.652%	4/13/28	30,000	30,487
[2]	Morgan Stanley	3.591%	7/22/28	10,000	9,643
	Morgan Stanley Bank NA	4.447%	10/15/27	10,000	9,931
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	11,860	11,871
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	5,600	5,673
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	12,488	12,522
	National Australia Bank Ltd.	5.087%	6/11/27	4,500	4,547
[4]	National Securities Clearing Corp.	5.150%	6/26/26	2,630	2,652
	PNC Financial Services Group Inc.	5.812%	6/12/26	16,000	16,060
	PNC Financial Services Group Inc.	1.150%	8/13/26	1,300	1,229
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,984
	PNC Financial Services Group Inc.	3.150%	5/19/27	3,100	2,991
	PNC Financial Services Group Inc.	6.615%	10/20/27	22,760	23,437
	PNC Financial Services Group Inc.	5.354%	12/2/28	1,283	1,300
	Progressive Corp.	2.500%	3/15/27	2,100	2,011
[2]	Royal Bank of Canada	4.875%	1/19/27	8,500	8,532
	Royal Bank of Canada	3.625%	5/4/27	2,100	2,051
[2]	Royal Bank of Canada	5.069%	7/23/27	12,700	12,758
[2]	Royal Bank of Canada	4.510%	10/18/27	10,000	9,958
[2]	Royal Bank of Canada	4.522%	10/18/28	10,000	9,910
	State Street Corp.	5.272%	8/3/26	15,000	15,147
	State Street Corp.	4.993%	3/18/27	6,813	6,868
	State Street Corp.	4.330%	10/22/27	10,000	9,933
	State Street Corp.	4.530%	2/20/29	2,380	2,353
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	4,200	4,230
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	21,904
[2]	Toronto-Dominion Bank	5.532%	7/17/26	8,911	9,014
	Toronto-Dominion Bank	4.568%	12/17/26	5,000	4,988
[2]	Truist Financial Corp.	5.900%	10/28/26	15,000	15,117
[2]	Truist Financial Corp.	6.047%	6/8/27	7,000	7,110
	UBS AG	1.250%	8/7/26	2,000	1,893
	UBS AG	5.000%	7/9/27	6,360	6,395
	UBS AG	5.650%	9/11/28	10,000	10,224
[2,5,6]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	5.260%	7/30/25	15,000	9,306
[4]	UBS Group AG	4.703%	8/5/27	23,411	23,296
[4]	UBS Group AG	6.327%	12/22/27	2,950	3,025
[4]	UBS Group AG	4.253%	3/23/28	10,000	9,714
[2]	US Bancorp	3.100%	4/27/26	3,000	2,936
	US Bancorp	5.727%	10/21/26	33,330	33,534
	US Bancorp	6.787%	10/26/27	10,000	10,330
[2]	US Bancorp	2.215%	1/27/28	30,051	28,470
	US Bank NA	4.507%	10/22/27	20,000	19,881
[2]	Wells Fargo & Co.	4.540%	8/15/26	9,074	9,053
[2]	Wells Fargo & Co.	5.707%	4/22/28	35,000	35,565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo & Co.	3.584%	5/22/28	7,431	7,202
[2]	Wells Fargo & Co.	2.393%	6/2/28	20,000	18,832
[2]	Wells Fargo Bank NA	5.450%	8/7/26	37,630	38,080
[2]	Westpac Banking Corp.	4.322%	11/23/31	4,800	4,726
[2,5,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	5.176%	2/16/26	5,300	3,292
[2,5,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	5.363%	11/11/25	1,400	871
					1,363,039
Health Care (0.8%)
	AbbVie Inc.	4.800%	3/15/27	21,315	21,437
	Amgen Inc.	5.150%	3/2/28	3,165	3,188
	Baxter International Inc.	1.915%	2/1/27	11,360	10,709
	Cardinal Health Inc.	3.410%	6/15/27	4,760	4,613
	Cencora Inc.	4.625%	12/15/27	1,825	1,825
[2]	Cigna Group	3.400%	3/1/27	1,825	1,774
	McKesson Corp.	4.900%	7/15/28	1,745	1,750
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,763
					47,059
Industrials (0.3%)
	Tyco Electronics Group SA	4.500%	2/13/26	15,377	15,375
Real Estate (0.1%)
	Camden Property Trust	5.850%	11/3/26	4,000	4,084
	Public Storage Operating Co.	1.500%	11/9/26	2,200	2,082
					6,166
Technology (0.1%)
	Broadcom Inc.	5.050%	7/12/27	955	964
	Dell International LLC	4.900%	10/1/26	2,990	2,997
	Dell International LLC	5.250%	2/1/28	1,590	1,608
	Fidelity National Information Services Inc.	1.150%	3/1/26	2,265	2,172
	Intel Corp.	3.150%	5/11/27	1,070	1,027
					8,768
Utilities (0.2%)
	Commonwealth Edison Co.	2.550%	6/15/26	1,495	1,452
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	1,590	1,502
[2]	PG&E Recovery Funding LLC	5.045%	7/15/32	3,200	3,207
	Southern California Edison Co.	4.400%	9/6/26	1,620	1,613
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	1,427	1,391
					9,165
Total Corporate Bonds (Cost $1,703,798)					1,706,517
Sovereign Bonds (2.2%)
[2,4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	3,150	3,176
[2,4,7]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	1,000	1,037
[2,4]	Central American Bank for Economic Integration	5.000%	1/25/27	5,952	5,975
	Export-Import Bank of Korea	3.250%	11/10/25	15,000	14,805
[2,4]	Kingdom of Saudi Arabia	4.750%	1/16/30	4,216	4,136
	Korea Hydro & Nuclear Power Co. Ltd.	5.000%	7/18/28	1,880	1,876
[2,4]	Korea National Oil Corp.	4.125%	9/30/27	8,000	7,873
[2,4]	KSA Sukuk Ltd.	5.250%	6/4/27	28,065	28,276
[2]	KSA Sukuk Ltd.	5.250%	6/4/27	1,260	1,270
	Republic of Chile	3.125%	1/21/26	13,000	12,735
[2]	Republic of Chile	2.750%	1/31/27	19,643	18,719
[2]	State of Israel	5.375%	3/12/29	3,290	3,279
[2,4]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	20,578
[4]	Tokyo Metropolitan Government	4.625%	6/1/26	3,840	3,831
Total Sovereign Bonds (Cost $128,482)					127,566

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (4.4%)
Money Market Fund (0.6%)
[8]	Vanguard Market Liquidity Fund	4.466%		361,554	36,155
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (3.8%)
	United States Treasury Bill	4.221%	11/28/25	224,999	216,801
Total Temporary Cash Investments (Cost $252,771)					252,956
Total Investments (99.3%) (Cost $5,665,550)					5,673,503
Other Assets and Liabilities—Net (0.7%)					39,601
Net Assets (100%)					5,713,104
Cost is in $000.
1	Securities with a value of $2,758,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $1,111,857,000, representing 19.5% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Face amount denominated in Australian dollars.
7	Guaranteed by the Republic of Poland.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2025	1,261	259,273	(624)
10-Year U.S. Treasury Note	March 2025	97	10,549	(128)
Long U.S. Treasury Bond	March 2025	20	2,277	(6)
Ultra 10-Year U.S. Treasury Note	March 2025	131	14,582	(244)
				(1,002)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2025	(1,473)	(156,587)	956
AUD 3-Year Treasury Bond	March 2025	(65)	(4,271)	16
				972
				(30)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	1/29/25	USD	29,412	AUD	45,348	1,344	—
Bank of Montreal	3/19/25	USD	293	EUR	280	1	—
Bank of Montreal	2/4/25	USD	308	GBP	246	—	—
						1,345	—
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At December 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,065,000 in connection with open forward currency contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	862,497	—	862,497
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,723,967	—	2,723,967
Corporate Bonds	—	1,706,517	—	1,706,517
Sovereign Bonds	—	127,566	—	127,566
Temporary Cash Investments	36,155	216,801	—	252,956
Total	36,155	5,637,348	—	5,673,503

Derivative Financial Instruments
Assets
Futures Contracts[1]	972	—	—	972
Forward Currency Contracts	—	1,345	—	1,345
Total	972	1,345	—	2,317
Liabilities
Futures Contracts[1]	(1,002)	—	—	(1,002)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.